Operating Segment Information - Reportable Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of Operating Segments [Line Items]
Operating revenues	$ 148,201,641	$ 4,954,919	$ 151,252,571	$ 149,284,706
Segment net income (loss), net of tax	4,576,250	153,001	3,247,797	6,679,229
Acquisition of property, plant and equipment	16,518,483	552,273	19,590,075	44,236,276
Acquisition of intangible assets	2,443,593	81,698	838,675	1,283,938
Cash payments for the principal portion of the lease liability	633,488	21,180	0	0
Depreciation	47,172,881	1,577,161	49,948,589	50,965,120
Share of profit or loss of associates and joint ventures	115,329	3,856	(616,665)	157,837
Income tax expense (benefit)	230,346	$ 7,701	(1,129,877)	992,481
Impairment loss	118,134		46,225	950,335
Segment assets	366,261,693		362,597,229		$ 12,245,459
Segment liabilities	163,347,778		158,199,746		$ 5,461,310
Intersegment Eliminations [member]
Disclosure of Operating Segments [Line Items]
Operating revenues			(19,290)	(13,600)
Operating segments [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	148,201,641		151,252,571	149,284,706
Segment net income (loss), net of tax	5,714,316		2,085,522	6,062,725
Acquisition of property, plant and equipment	16,518,483		19,590,075	44,236,276
Acquisition of intangible assets	2,443,593
Cash payments for the principal portion of the lease liability	633,488
Depreciation	47,172,881		49,948,589	50,965,120
Share of profit or loss of associates and joint ventures	733,044		(1,225,231)	(291,578)
Income tax expense (benefit)	(393,130)		(458,653)	1,167,157
Impairment loss	118,134		46,225	950,335
Segment assets	370,114,132		364,792,408
Segment liabilities	163,113,848		158,068,776
Operating segments [member] | Wafer fabrication [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	148,123,306		151,023,932	148,939,836
Segment net income (loss), net of tax	6,156,681		2,688,331	6,728,620
Acquisition of property, plant and equipment	16,518,483		19,589,770	44,229,488
Acquisition of intangible assets	2,443,593
Cash payments for the principal portion of the lease liability	614,845
Depreciation	47,038,876		49,777,242	50,737,240
Share of profit or loss of associates and joint ventures	733,044		(1,201,986)	(258,959)
Income tax expense (benefit)	(414,104)		(456,058)	1,167,154
Impairment loss	33,160		46,225	632,207
Segment assets	369,189,983		363,529,040
Segment liabilities	161,955,970		157,000,054
Operating segments [member] | New business [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	78,335		228,639	344,870
Segment net income (loss), net of tax	(442,365)		(602,809)	(665,895)
Acquisition of property, plant and equipment	0		305	6,788
Acquisition of intangible assets	0
Cash payments for the principal portion of the lease liability	18,643
Depreciation	134,005		171,347	227,880
Share of profit or loss of associates and joint ventures	0		(23,245)	(32,619)
Income tax expense (benefit)	20,974		(2,595)	3
Impairment loss	84,974		0	318,128
Segment assets	924,149		1,263,368
Segment liabilities	1,157,878		1,068,722
Adjustment and elimination [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	0		0	0
Segment net income (loss), net of tax	(1,138,066)		1,162,275	616,504
Acquisition of property, plant and equipment	0		0	0
Acquisition of intangible assets	0
Cash payments for the principal portion of the lease liability	0
Depreciation	0		0	0
Share of profit or loss of associates and joint ventures	(617,715)		608,566	449,415
Income tax expense (benefit)	623,476		(671,224)	(174,676)
Impairment loss	0		0	0
Segment assets	(3,852,439)		(2,195,179)
Segment liabilities	$ 233,930		130,970
Intersegments [member]
Disclosure of Operating Segments [Line Items]
Operating revenues			19,290	13,600
Intersegments [member] | Wafer fabrication [member]
Disclosure of Operating Segments [Line Items]
Operating revenues			0	0
Intersegments [member] | New business [member]
Disclosure of Operating Segments [Line Items]
Operating revenues			$ 19,290	$ 13,600